Basic and Diluted Net Loss per Share - Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (107,091)	$ (21,807)
Extinguishment of redeemable convertible preferred stock	0	13,051
Net loss attributable to common stockholders	$ (107,091)	$ (8,756)
Denominator:
Weighted-average shares used in computing net loss per share - basic (in shares)	58,688,496	15,629,179
Weighted-average shares used in computing net loss per share - diluted (in shares)	58,688,496	15,629,179
Net loss per share - basic (in usd per share)	$ (1.82)	$ (0.56)
Net loss per share - diluted (in usd per share)	$ (1.82)	$ (0.56)